Note Payable	9 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
Note Payable

Note 8 – Note Payable

On April 12, 2020, the Company obtained loan (the “Loan”) in the amount of $312,700, pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the CARES Act, which was enacted March 27, 2020.

The Loan, which was in the form of a Note dated April 12, 2020, matures on April 12, 2022 and bears interest at a rate of 1% per annum, payable monthly commencing on November 12, 2020. The Note may be prepaid at any time before maturity with no prepayment penalties. Funds from the Loan may only be used for payroll costs, costs used to continue group health care benefits, mortgage payments, rent, utilities, and interest on other debt obligations incurred before February 15, 2020. The Company believes it has used the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act.

As of September 30, 2020, the note payable balance was $312,700.